Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2022
Authorizations Payable
Schedule of licenses payables

	2022	2021

Renewal of authorizations (i)	231,801	191,329
Updated ANATEL liability (ii)	186,307	164,269
Authorizations payable (iii)	1,255,282	3,525,489
Total	1,673,390	3,881,087

Current portion	(507,685)	(2,630,169)
Non-current portion	1,165,705	1,250,918

(i)	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable.[1] In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue of the region covered by the authorization that ends each biennium. On December 31, 2022, the Company had balances falling due related to renovation of Authorizations in the amount of R$ 231,801 (R$ 191,329 on December 31, 2021).

(ii)	On December 5, 2014, the company signed the authorization term of the 700 MHz band and paid the equivalent of R$1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.

On June 30, 2015, the company filed a lawsuit questioning the collection of the excess nominal value of R$ 61 million, restated at GP-DI totaling R$ 186 million as of December 31, 2022, which is still pending trial.

(iii)	As described in Note 16.f, in November 2021, TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. In December 2021, the Terms of Authorization were signed, characterizing the actual acquisition of the right over the lots of these radio frequencies.

Schedule of long-term is in accordance

2022
2024	375,203
2025	52,296
2026	52,296
2027	52,296
2028	52,296
2029	52,296
2030	52,296
>2031	476,726
1,165,705

Schedule of authorizations payable

Maturity date
Authorization instruments	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1800 MHz	1900 MHz and 2100 MHz (3G)	2500 MHz V1 band (4G)	2500 MHz (P band**) (4G)	700 MHz (4G)	2.3 GHz (5G)	3.5 GHz (5G)	26 GHz (5G)
Amapá, Roraima, Pará, Amazonas and Maranhão	Mar 2031*	Apr 2023	Apr 2023	Oct 2027	Part of AR92 (PA), Feb 2024*	Dec 2029	-	Dec 2041	Dec 2031
Rio de Janeiro and Espírito Santo	Mar 2031*	ES, Apr 2023	Apr 2023	Oct 2027	Part of AR21 (RJ), Feb 2024*	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except county of Pelotas and region) and municipalities of Londrina and Tamarana in Paraná	Mar 2031*	Apr 2023	Apr 2023	Oct 2027	Part of AR61 (DF), Feb 2024*	Dec 2029	South – Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
São Paulo	Mar 2031*	Countryside, Apr 2023	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paraná (except counties of Londrina and Tamarana)	November 2028 (800MHz); December 2032 (900 and 1800MHz)*	Apr 2023	Apr 2023	Oct 2027	AR41, except Curitiba and the Metropolitan Region, Feb 2024* AR41, Curitiba and Metropolitan Region, July 2031	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Santa Catarina	800 MHz – November 2028 1800 MHz – December 2032	Apr 2023	Apr 2023	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)

Municipality and region of Pelotas, in the state of Rio Grande do Sul	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Pernambuco	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	Part of AR81, July 2031	Dec 2029	-	Dec 2041	Dec 2031
Ceará	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Paraíba	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Rio Grande do Norte	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Alagoas	Dec 2023*	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Piauí	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Minas Gerais (except the counties of Sector 3 of the PGO for 3G radio frequencies, leftovers and 5G)	800 MHz – November 2028 1800 MHz – December 2032	Apr 2023	Apr 2023	Oct 2027	Part of AR31, Feb 2030*	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahia and Sergipe	800 MHz – November 2028 1800 MHz – December 2032	-	Apr 2023	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031

*	Terms already renewed for 15 years.
**	Only complementary areas in specific states.

Schedule of authorization instruments

Maturity date
Authorization instruments	900 MHz	1,800 MHz	Additional frequencies 1800 MHz	1,900 MHz and 2,100 MHz	2,500 MHz V2 band
SP (except AR 11)	-	Dec 2032	-	-	Oct 2027
SP (AR 11)		Dec 2032	-	-	Oct 2027
Paraná and Santa Catarina	Dec 2032 *	Dec 2032 *	-	-	Oct 2027
Acre, Rondônia, Mato Grosso, Tocantins, Distrito Federal	Dec 2032 *	Dec 2032 *	December 2032	Apr 2038	Oct 2027
Rio Grande do Sul	Dec 2032 *	-	December 2032	-	Oct 2027
Mato Grosso do Sul (Sector 22) and Goiás (Sector 25)	Dec 2032 *	Dec 2032 *	-	Apr 2038	Oct 2027
Mato Grosso do Sul (except Sector 22) and Goiás (except Sector 25)	Dec 2032 *	Dec 2032 *	December 2032	Apr 2038	Oct 2027
Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas	Mar 2031 *	Mar 2031 *	-	-	Oct 2027
Rio de Janeiro and Espírito Santo	Mar 2031 *	-	-	-	Oct 2027
Amazonas, Roraima, Amapá, Pará, Maranhão, Minas Gerais and Espírito Santo	-	Mar 2031 *	-	-	Oct 2027
Bahia, Sergipe, Rio de Janeiro and Minas Gerais	-	-	-	Apr 2038	Oct 2027

*	Terms already renewed for 15 years.